LEASE LIABILITIES - General (Details) - USD ($)	Nov. 01, 2022	May 27, 2022	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES
Monthly base rent		$ 2,550
Weighted-average remaining lease term			2 months 15 days	1 year 1 month 17 days
Weighted-average discount rate			2.85%	2.37%
Office Space in Midland, Texas [Member]
LEASE LIABILITIES
Monthly base rent	$ 5,101
Office space in Hermosa Beach, California
LEASE LIABILITIES
Term of lease (in months)		12 months
Monthly base rent		$ 2,550